Warrant liabilities (Details) $ / shares in Units, $ in Thousands	Jul. 28, 2021 $ / shares	Dec. 31, 2021 USD ($) shares	Sep. 03, 2021 shares	Dec. 31, 2020 USD ($)	Dec. 04, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Number of shares for warrants (in shares) | shares			17,333,333
Warrant, term		1 year
Warrant liabilities | $		$ 16,467		$ 0
Public Warrants
Class of Warrant or Right [Line Items]
Number of shares for warrants (in shares) | shares		11,500,000			11,500,000
Exercise price of warrants (in usd per share)					$ 11.50
Redemption period	30 days
Fair market value price period	10 days
Fair market value, maximum conversion ratio	0.361
Warrant liabilities | $		$ 10,900
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of shares for warrants (in shares) | shares		5,833,333			5,833,333
Exercise price of warrants (in usd per share)					$ 11.50
Warrant liabilities | $		$ 5,500
Common stock equals or exceeds $18 | Public Warrants
Class of Warrant or Right [Line Items]
Stock price redemption threshold (in usd per share)	$ 18.00
Redemption price (in usd per share)	$ 0.01
Notice required for redemption of warrants	30 days
Trading days threshold for warrant redemption	20 days
Consecutive trading days threshold for redemption	30 days
Common stock equals or exceeds $10 | Public Warrants
Class of Warrant or Right [Line Items]
Stock price redemption threshold (in usd per share)	$ 10.00
Redemption price (in usd per share)	$ 0.10
Notice required for redemption of warrants	30 days
Common stock equals or exceeds $10 | Minimum | Public Warrants
Class of Warrant or Right [Line Items]
Stock price redemption threshold (in usd per share)	$ 10.00
Common stock equals or exceeds $10 | Maximum | Public Warrants
Class of Warrant or Right [Line Items]
Stock price redemption threshold (in usd per share)	$ 18.00